ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 11, 2019	Jun. 08, 2016	Mar. 31, 2020	Sep. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 23, 2019
Total consideration to share repurchase plan					$ 251	$ 3,354	$ 3,101
Private Placement | Warrant
Maximum number of ordinary shares into which the warrant maybe converted				7,455,000
Exercise price of warrant per ordinary share				$ 2.75
ADS
Authorized stock repurchase		$ 10,000						$ 3,000
Period to repurchase shares		12 months
Repurchase of outstanding shares (in share)					242,990	6,762,905	5,410,411
Number of ordinary shares represented in ADS	19,091,837
ADS | Private Placement | Warrant
Issuance of shares (in shares)				3,727,500
Ordinary Shares
Repurchase of outstanding shares (in share)					485,980	13,525,810	10,820,822
Total consideration to share repurchase plan					$ 251	$ 27,261	$ 23,907
Issuance of shares (in shares)	13,154,284		37,545,158
Number of ordinary shares represented in ADS	38,183,674